GOF P8 0716

SUPPLEMENT DATED JULY 8, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Global Listed Infrastructure Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Investors Securities Trust

Franklin Total Return Fund

Franklin Strategic Series

Franklin Flexible Alpha Bond Fund

The Prospectus is amended as follows:

I.                    The “Fund Details - Management” section is revised to show the address of Franklin Templeton Institutional, LLC (FT Institutional) as 280 Park Avenue, New York, NY 10017.

Please keep this supplement with your Prospectus for future reference.